Summary of Significant Accounting Policies - Binomial Model Assumptions to Estimate Fair Value of Warrant Liabilities (Details) - $ / shares		12 Months Ended
	Apr. 01, 2016	Dec. 31, 2016
Accounting Policies [Abstract]
Risk-free rate of return		2.90%
Vesting date	Apr. 01, 2016	Apr. 01, 2016
Maturity date		Dec. 31, 2021
Estimated volatility rate		70.00%
Exercise price		$ 2.16
Fair value of underlying preferred shares		$ 9.84